Annual Total Returns- JPMorgan SMID Cap Equity Fund (R3 R4 R6 Shares) [BarChart] - R3 R4 R6 Shares - JPMorgan SMID Cap Equity Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.57%)	16.18%	40.34%	15.62%	(5.86%)	12.37%	17.29%	(11.41%)	26.46%	10.44%